Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

July 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Bank Loan Funds — 23.6%
Invesco Senior Loan ETF(a)	71,917	$1,556,284
SPDR Blackstone / GSO Senior Loan ETF	12,494	551,985

Total Bank Loan Funds		2,108,269

Convertible Bond Fund — 14.6%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	20,149	1,307,469

High Yield Corporate Bond Funds — 7.5%
iShares iBoxx High Yield Corporate Bond ETF	5,041	430,451
SPDR Bloomberg Barclays High Yield Bond ETF	1,593	169,017
Xtrackers USD High Yield Corporate Bond ETF	1,488	72,823

Total High Yield Corporate Bond Funds		672,291

Investment Grade Corporate Bond Funds — 44.8%
SPDR Portfolio Short Term Corporate Bond ETF	23,826	748,851
Vanguard Short-Term Corporate Bond ETF	39,160	3,254,196

Total Investment Grade Corporate Bond Funds		4,003,047

U.S. Small Cap Growth Funds — 9.4%
iShares Russell 2000 Growth ETF(a)	1,429	305,920
iShares S&P Small-Cap 600 Growth ETF(a)	862	154,531
Vanguard Small-Cap Growth ETF(a)	1,808	382,012

Total U.S. Small Cap Growth Funds		842,463

U.S. Ultra Short Term Bond Funds — 0.0%(b)
Goldman Sachs Access Treasury 0-1 Year ETF	8	804
Invesco Treasury Collateral ETF	11	1,163
IQ Ultra Short Duration ETF†	29	1,438
iShares Short Treasury Bond ETF(a)	9	997
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	6	549

Total U.S. Ultra Short Term Bond Funds		4,951

Total Investment Companies
(Cost $8,579,609)		8,938,490

Short-Term Investments — 13.2%

Money Market Funds — 13.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(c)(d)	1,165,462	1,165,462
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(c)	15,136	15,136
Total Short-Term Investments
(Cost $1,180,598)		1,180,598

Total Investments — 113.1%
(Cost $9,760,207)		10,119,088
Other Assets and Liabilities, Net — (13.1)%		(1,173,417)
Net Assets — 100.0%		$8,945,671

†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,485,917; total market value of collateral held by the Fund was $2,543,164. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,377,702.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2020.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
Total Return		Received/	Expiration	Payment	Long/	Appreciation/
Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(e)
Invesco Preferred ETF	Morgan Stanley	(1 .05)	3/30/2021	Monthly	$(72,835)	$–
Invesco Senior Loan ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	46,591	–
IQ Ultra Short Duration ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	50	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	12,894	–
iShares Preferred & Income Securities ETF	Morgan Stanley	(0 .25)	3/30/2021	Monthly	(200,546)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	9,205	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	4,661	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	16,523	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	39,129	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	5,093	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	22,410	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	97,476	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	11,410	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	0 .60	3/30/2021	Monthly	2,202	–
						$–

At July 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects the value at reset date of July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$8,938,490	$–	$–	$8,938,490
Short-Term Investments:
Money Market Funds	1,180,598	–	–	1,180,598
Total Investments in Securities	10,119,088	–	–	10,119,088
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$10,119,088	$–	$–	$10,119,088
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2020 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:

Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020
IQ Ultra Short Duration ETF	–	–	1,419	–	–	19	3	–	29	1,438
	–	–	1,419	–	–	19	3	–	29	1,438